SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates in Preparation of Financial Statements
A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of Consolidation
B.	Principles of Consolidation

The Company's consolidated financial statements include the financial statements of Tower and its subsidiaries. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances. The Company's consolidated financial statements include TPSCo's balance sheet since March 31, 2014 and TPSCo's results of operations from April 1, 2014.

Cash and Cash Equivalents
C.	Cash and Cash Equivalents

Cash and cash equivalents consist of banks deposits and short-term investments (primarily time deposits and certificates of deposit) with original maturities of three months or less.

Allowance for Doubtful Accounts
D.	Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed mainly on the specific identification basis for accounts whose collectability, in the Company's estimation, is uncertain.

Inventories
E.	Inventories

Inventories are stated at the lower of cost or market. Cost is determined for raw materials and supplies mainly on the basis of the weighted average moving price per unit.

Cost is determined for work in process and finished goods on the basis of actual production costs.

Property and Equipment
F.	Property and Equipment

(1)
Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only costs that are identifiable with, and related to, the property and equipment and are incurred prior to their initial operation. Identifiable incremental direct costs include costs associated with constructing, establishing and installing property and equipment, and costs directly related to pre-production test runs of property and equipment that are necessary to get it ready for its intended use. Maintenance and repairs are charged to expenses as incurred.

Property and equipment are presented net of investment grants received, and less accumulated depreciation and amortization.

Depreciation is calculated based on the straight-line method over the Company's estimated economic lives of the assets or terms of the related leases, as follows:

Buildings and building improvements, including facility infrastructure	10-25 years
Machinery and equipment, software and hardware	3-15 years

In connection with the periodic review of the estimated remaining useful lives of property and equipment at the Company's foundry manufacturing facilities, the Company determined in the second quarter of 2015, that the estimated useful lives of machinery and equipment should be extended to 15 years from 7 years and the useful lives of facility infrastructure should be extended to 25 years from 14 years. The Company extended the estimated useful lives of these assets as a result of the extended use of mature technologies, longer processes and product life cycles, the versatility of manufacturing equipment, facility systems and infrastructure to provide better flexibility to meet changes in customer demand and the ability to re-use equipment over several technology cycles significantly extending the estimated usage period of such assets. For further details, see Note 8A.

(2)	Impairment examinations and recognition are performed and determined based on the accounting policy outlined in R below.

Intangible Assets
G.	Intangible Assets

Intangible assets include the valuation amount attributed to the intangible assets as part of the purchase price allocation made at the times of acquisition of Jazz and TPSCo.

The amounts attributed to intangible assets as part of the purchase price allocations for the acquisitions of Jazz and TPSCo are amortized over the expected estimated economic life of the intangible assets commonly used in the industry.

Impairment examinations and recognition are performed and determined based on the accounting policy outlined in R below.

Other Assets
H.	Other Assets
Prepaid Long-Term Land Lease Prepaid lease payments to the Israel Land Administration (“ILA”) as detailed in Note 16C are amortized over the lease period.
Convertible Debentures
I.	Convertible Debentures

Under ASC 470-20 “Debt with Conversion and Other Options”, the proceeds from the sale of debt securities with a conversion feature and other options are allocated to each of the securities issued based on their relative fair value.

ASC Topic 815 “Derivatives and Hedging” generally provides criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments. These three criteria are: (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (ii) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable GAAP with changes in fair value reported in earnings and (iii) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of Topic 815. In determining whether the embedded derivative should be bifurcated, the Company considers all other scope exceptions provided by that topic. One scope exception particularly relevant to convertibles is whether the embedded conversion feature is both indexed to and classified in the Company's equity.

See Note 13C for the determination of the Beneficial Conversion Feature in the Company's Series F debentures, as well as Note 13E for the measurement of the equity component in Jazz 2014 convertible notes, according to ASC 470-20.

Stock-Based Instruments in Financing Transactions
J.	Stock-Based Instruments in Financing Transactions

The Company calculates the fair value of stock-based instruments included in the units issued in its financing transactions. That fair value is recognized in equity, if determined to be eligible for equity classification. The fair value of such stock-based instruments, when included in issuance of debt that is not itself accounted at fair value is considered a discount on the debt and results in an adjustment to the yield of the debt.

Revenue Recognition
K.	Revenue Recognition

The Company's net revenues are generated principally from sales of semiconductor wafers. The Company also derives revenues from engineering and design support and other technical and support services. The majority of the Company's sales are achieved through the effort of its direct sales force.

In accordance with ASC Topic 605 “Revenue Recognition”, the Company recognizes revenues from sale of products when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the price to the customer is fixed or determinable; and (iv) collection of the resulting receivable is reasonably assured. These criteria are usually met at the time of product shipment. Revenues are recognized when the acceptance criteria are satisfied, based on performing electronic, functional and quality tests on the products prior to shipment. Such Company testing reliably demonstrates that the products meet all of the specified criteria prior to formal customer acceptance.
The Company provides for sales returns allowance relating to specified yield or quality commitments as a reduction of revenues at the time of shipment based on pasts experience and specific identification of events necessitating an allowance.

Revenues for engineering, design and other support services are recognized ratably over the contract term or as services are performed.

Advances received from customers for future engineering services and/or product purchases are deferred until services are rendered or products are shipped to the customer.

Research and Development
L.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the government of Israel and others, as participation in research and development programs, are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement have been met.

Income Taxes
M.	Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are computed based on the tax rates anticipated (under applicable law as of the balance sheet date) to be in effect when the deferred taxes are expected to be paid or realized.

The Company evaluates how realizable its deferred tax assets are for each jurisdiction in which the company operates at each reporting date, and establishes valuation allowances when it is more likely than not that all or a portion of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and projected future taxable income. In circumstances where there is sufficient negative evidence indicating that the company deferred tax assets are not more-likely-than-not realizable, the company establishes a valuation allowance.

The company uses a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that the company believes is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in its income tax returns and the amount of tax benefits recognized in its financial statements, represent the company unrecognized income tax benefits, which are recorded as a liability. The company policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

Earnings (Loss) Per Ordinary Share
N.	Earnings (Loss) Per Ordinary Share

Basic earnings (loss) per share is calculated in accordance with ASC Topic 260, “Earnings Per Share”, by dividing profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the reported period. Diluted earnings per share is calculated if applicable, by adjusting profit attributable to ordinary equity holders of Tower, and the weighted average number of ordinary shares, taking into effect all potential dilutive ordinary shares

Comprehensive Income (Loss)
O.	Comprehensive Income (Loss)

In accordance with ASC Topic 220, “Comprehensive Income”, comprehensive income (loss) represents the change in shareholders' equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (loss) represents gains and losses that are included in comprehensive income but excluded from net income.

Functional Currency and Exchange Rate Losses
P.	Functional Currency and Exchange Rate Losses

The currency of the primary economic environment in which Tower and Jazz conduct their operations is the U.S. dollar (“dollar”). Thus, the dollar is the functional and reporting currency of Tower and Jazz. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830-10, “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TJP and TPSCo, whose functional currency is the Japanese Yen, have been translated into dollars. The assets and liabilities of both TJP and TPSCo have been translated using the exchange rates in effect as of the balance sheet date. The statement of operations amounts for both TJP and TPSCo has been translated using the average exchange rate for the reported period. The resulting translation adjustments are charged or credited to other comprehensive income (loss).

Stock-Based Compensation
Q.	Stock-Based Compensation

The Company applies the provisions of ASC Topic 718 “Compensation - Stock Compensation”, under which employees share-based equity awards are accounted for under the fair value method. Accordingly, stock-based compensation granted to employees and directors is measured at the grant date, based on the fair value of the share-based equity granted. The Company uses the straight-line attribution method to recognize stock-based compensation costs over the vesting period of the share-based equity granted.

Impairment of Assets
R.	Impairment of Assets

Impairment of Property, Equipment and Intangible Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such a review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

The Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10, “Property, Plant and Equipment”.

Impairment of Goodwill

Goodwill is subject to an impairment test performed at least on an annual basis or upon the occurrence of certain events or circumstances. The goodwill impairment test is performed according to the following principles: An initial qualitative assessment of the likelihood of impairment may be performed. If this step does not result in a more-likely-than-not indication of impairment, no further impairment testing is required. If it does result in a more-likely-than-not indication of impairment, the impairment test is performed.

Goodwill impairment is assessed based on a comparison of the fair value of the unit, to which the goodwill is ascribed, and the underlying carrying value of its net assets, including goodwill. If the carrying amount of the unit exceeds its fair value, the implied fair value of the goodwill is compared with its carrying amount to measure the amount of impairment loss, if any.

The Company uses the income approach methodology of valuation that includes discounted cash flows to determine the fair value of the unit. Significant management judgment is required in the forecasts of future operating results used for this methodology.

Derivatives
S.	Derivatives

Tower enters into derivatives from time to time, whether embedded or freestanding, that are denominated in currency other than its functional currency (generally in New Israeli Shekels or “NIS”). Instruments settled with Tower's shares that are denominated in a currency other than the Company's functional currency are not eligible to be included in equity.

Classification of Liabilities and Equity
T.	Classification of Liabilities and Equity

Tower applies EITF Issue No. 07-5, “Determining Whether an Instrument (or an Embedded Feature) is indexed to an Entity's Own Stock”. The consensus is an amendment to ASC 815-40 “Contract in Entity's Own Equity”. The amendment sets the criteria as to when an instrument that may be settled in the company's shares is also considered indexed to a company's own stock, for the purpose of classification of the instrument as a liability or equity.

Reclassification and Presentation
U.	Reclassification and Presentation
Certain amounts in prior years' financial statements have been reclassified in order to conform to the 2015 presentation.
Recently Issued Accounting Pronouncements
V.
Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") amended the existing accounting standards for revenue recognition, ASU 2014-09, “Revenue from Contracts with Customers”. The amendments are based on the principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company is required to adopt the amendments in the first quarter of 2018. Early adoption is not permitted. The amendments may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of initial application. The Company is currently evaluating the impact of these amendments and the transition alternatives on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-05, Customer's Accounting of Fees Paid in Cloud Computing Arrangement, which provides guidance on accounting for fees paid in cloud computing arrangements. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a services contract. All software licenses recognized under this guidance will be accounted for consistent with other licenses of intangible assets. The guidance becomes effective for the Company in the first quarter of 2016. The guidance is not expected to have a material effect on the Company's Consolidated Financial Statements.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes and requires that deferred tax assets and liabilities, as well as any related valuation allowance, be classified as noncurrent in a classified statement of financial position. The update becomes effective for the Company for the first quarter of 2017. The update is not expected to have a material effect on the Company's Consolidated Financial Statements.